CONSTRUCTION IN PROGRESS - NET CHANGES IN CAPITALIZED COST OF EXPLORATORY WELLS IN THE E AND P SEGMENT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net changes in capitalized cost of exploratory wells in exploration and production segment [line items]
Balance at beginning of year	¥ 12,192	¥ 16,772
Dry hole cost written off	6,876	7,467	¥ 6,099
Balance at end of year	9,737	12,192	16,772
Exploration and production
Disclosure of net changes in capitalized cost of exploratory wells in exploration and production segment [line items]
Balance at beginning of year	12,192	16,772	19,286
Additions, net of amount that were capitalized and subsequently expensed in the same year, pending the determination of proved reserves	5,567	6,321	5,901
Transferred to oil and gas properties based on the determination of proved reserves	(1,839)	(3,716)	(2,615)
Dry hole cost written off	(6,183)	(7,185)	(5,800)
Balance at end of year	¥ 9,737	¥ 12,192	¥ 16,772